Average Annual Total Returns - FidelityAdvisorFreedomFunds-AMCIZComboPRO - FidelityAdvisorFreedomFunds-AMCIZComboPRO - Fidelity Advisor Freedom 2035 Fund	Sep. 08, 2023
Fidelity Advisor Freedom 2035 Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	(22.60%)
Past 5 years	3.33%
Past 10 years	6.78%
Fidelity Advisor Freedom 2035 Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	(24.29%)
Past 5 years	1.12%
Past 10 years	4.85%
Fidelity Advisor Freedom 2035 Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(12.23%)
Past 5 years	2.36%
Past 10 years	5.08%
Fidelity Advisor Freedom 2035 Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	(19.29%)
Past 5 years	3.77%
Past 10 years	6.78%
Fidelity Advisor Freedom 2035 Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	(20.96%)
Past 5 years	3.55%
Past 10 years	6.77%
Fidelity Advisor Freedom 2035 Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	(17.68%)
Past 5 years	4.82%
Past 10 years	7.69%
Fidelity Advisor Freedom 2035 Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	(17.61%)
Since Inception	4.80%	[1]
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Past 10 years	12.56%
F0552
Average Annual Return:
Past 1 year	(17.53%)
Past 5 years	4.92%
Past 10 years	8.28%

[1]	AFrom October 2, 2018.